Condensed Financial Information of The Parent Company (Details) - Schedule of income and comprehensive income - Parent [Member] - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Condensed Statement of Income Captions [Line Items]
General and administrative expenses	$ (495,835)
Total operating expenses	(495,835)
Loss from operation	(495,835)
Other income:
Share of earnings (loss) from subsidiaries, VIE and its subsidiaries	(2,483,117)	147,174	1,738,123
Other income	279
Income (loss) before income tax expense	(2,978,673)	147,174	1,738,123
Income tax expense
Net income/(Loss)	(2,978,673)	147,174	1,738,123
Other comprehensive income:
Foreign currency translation (loss) income, net of nil income taxes	795,593	397,110	(192,550)
Available-for-sale debt investments	58,461
Total comprehensive income/(loss)	$ (2,124,619)	$ 544,284	$ 1,545,573